Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases
Rent expense	$ 610	$ 601	$ 510
Sublease income received on leased assets	25	41	44
Future net minimum lease payments for operating leases
2013	527
2014	435
2015	364
2016	297
2017	221
Thereafter	295
Total operating leases, excluding sublease rentals	2,139
Sublease income	(62)
Total operating lease	2,077
Future net minimum lease payments for capital leases
2013	31
2014	28
2015	24
2016	15
2017	8
Thereafter	82
Total minimum lease payments	188
Less amount representing estimated executory costs included in total minimum lease payments	(2)
Net minimum lease payments	186
Less amount representing interest	(83)
Present value of minimum lease payments	$ 103